Provisions (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of other provisions [abstract]
Disclosure of Provision
The details of changes in provisions during the year ended March 31, 2026 are as follows:

Particulars	Refund Liability (1)		Environmental liability (2)		Legal and others (3)		Total
Balance as at beginning of the year	Rs.	5,297	Rs.	64	Rs.	963	Rs.	6,324
Provision made during the year, net of reversals		5,666		(64)		65		5,667
Provision used during the year		(4,816)		-		-		(4,816)
Effect of changes in foreign exchange rates		467		-		17		484
Balance as at end of the year	Rs.	6,614	Rs.	-	Rs.	1,045	Rs.	7,659
Current	Rs.	6,614	Rs.	-	Rs.	936	Rs.	7,550
Non-current		-		-		109		109
	Rs.	6,614	Rs.	-	Rs.	1,045	Rs.	7,659

(1)
Refund liability is accounted for by recording a provision based on the Company’s estimate of expected sales returns. See Note 3
(
m
)
of these consolidated financial statements for the Company’s accounting policy on refund liability.

(2)
As a result of the acquisition of a unit of The Dow Chemical Company in April 2008, the Company assumed a liability for contamination of the Mirfield site acquired of Rs.39 (carrying value Rs.64). The seller is required to indemnify the Company for this liability. Accordingly, a corresponding asset has also been recorded in the consolidated statements of financial position.

During the year ended March 31, 2026, the Company was released from this obligation, resulting in the reversal of the environmental liability with a corresponding adjustment to the related indemnification asset.

(3)
Primarily consists of provision recorded towards the potential liability arising out of a litigation relating to cardiovascular and anti-diabetic formulations. Refer to Note 31 (“Contingencies”) of these consolidated financial statements under “Product and patent related matters - Matters relating to National Pharmaceutical Pricing Authority and Litigation relating to Cardiovascular and Anti-diabetic formulations” for further details.